Loans, financing, debentures and derivative financial instruments - Additional Information (Detail) R$ in Thousands, $ in Millions	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Transaction costs	R$ 18,928		R$ 19,626	R$ 30,420
Amount appropriated to profit or loss in the future	69,914		84,516
Amount of financing with real guarantees	114,472
Amount of guarantees and promissory notes	13,586,936		10,966,890
Collateral guarantees to secure letters of credits	97,947		103,600
Loan 1 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 300
IPP [member]
Disclosure of detailed information about borrowings [line items]
Maximum amount of future payments related to these collaterals	R$ 219,700		R$ 397,152